INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES
Schedule of inventories
	2017	2016

Raw materials and supplies	$20.3	$23.5
Finished goods	87.6	81.8
Programs, broadcast and distribution rights	78.2	76.2
Work in progress	2.0	1.8

	$188.1	$183.3